SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

21. SEGMENTED INFORMATION

Agnico Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker ("CODM"), the Chief Executive Officer for the purpose of allocating resources and assessing performance and that represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Each of the Company's significant operating mines and projects are considered to be separate operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. The following are the Company's reportable segments organized according to their relationship with the Company's three business units and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Northern Business:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine including the Amaruq deposit, Canadian Malartic joint operation, Meliadine project and Kittila mine

Southern Business:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and La India mine

Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and Latin America Exploration office

Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions.

Corporate and other assets and specific income and expense items are not allocated to reportable segments.

	Year Ended December 31, 2017

	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Segment Income (Loss)

Northern Business:

LaRonde mine	$484,488	$(185,488)	$–	$299,000

Lapa mine	64,572	(38,786)	–	25,786

Goldex mine	139,665	(71,015)	–	68,650

Meadowbank mine	449,025	(224,364)	(28,871)	195,790

Canadian Malartic joint operation	404,441	(188,568)	(3,864)	212,009

Kittila mine	248,761	(148,272)	–	100,489

Total Northern Business	1,790,952	(856,493)	(32,735)	901,724

Southern Business:

Pinos Altos mine	257,905	(108,726)	–	149,179

Creston Mascota deposit at Pinos Altos	63,798	(31,490)	–	32,308

La India mine	129,949	(61,133)	–	68,816

Total Southern Business	451,652	(201,349)	–	250,303

Exploration	–	–	(108,715)	(108,715)

Segments totals	$2,242,604	$(1,057,842)	$(141,450)	$1,043,312

Total segments income				$1,043,312

Corporate and other:

Amortization of property, plant and mine development				(508,739)

General and administrative				(115,064)

Impairment loss on available for sale securities				(8,532)

Finance costs				(78,931)

Gain on derivative financial instruments				20,990

Gain on sale of available-for-sale securities				168

Environmental remediation				(1,219)

Foreign currency translation loss				(13,313)

Other income				3,709

Income before income and mining taxes				$342,381

	Year Ended December 31, 2016

	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Gain on Impairment Reversal	Segment Income (Loss)

Northern Business:

LaRonde mine	$388,180	$(179,496)	$–	$–	$208,684

Lapa mine	92,160	(52,974)	–	–	39,186

Goldex mine	149,730	(63,310)	–	–	86,420

Meadowbank mine	384,023	(218,963)	(63,488)	37,161	138,733

Canadian Malartic joint operation	371,920	(183,635)	(4,044)	–	184,241

Meliadine project	–	–	–	83,000	83,000

Kittila mine	252,346	(141,871)	–	–	110,475

Total Northern Business	1,638,359	(840,249)	(67,532)	120,161	850,739

Southern Business:

Pinos Altos mine	294,377	(114,557)	–	–	179,820

Creston Mascota deposit at Pinos Altos	62,967	(27,341)	–	–	35,626

La India mine	142,529	(49,745)	–	–	92,784

Total Southern Business	499,873	(191,643)	–	–	308,230

Exploration	–	–	(79,446)	–	(79,446)

Segments totals	$2,138,232	$(1,031,892)	$(146,978)	$120,161	$1,079,523

Total segments income					$1,079,523

Corporate and other:

Amortization of property, plant and mine development					(613,160)

General and administrative					(102,781)

Finance costs					(74,641)

Gain on derivative financial instruments					9,468

Gain on sale of available-for-sale securities					3,500

Environmental remediation					(4,058)

Foreign currency translation loss					(13,157)

Other expenses					(16,233)

Income before income and mining taxes					$268,461

	Total Assets as at

	December 31, 2017	December 31, 2016

Northern Business:

LaRonde mine	$870,150	$808,981

Lapa mine	17,867	16,473

Goldex mine	275,132	248,766

Meadowbank mine	565,355	500,207

Canadian Malartic joint operation	1,943,304	1,956,285

Meliadine project	1,194,414	781,999

Kittila mine	982,378	961,392

Total Northern Business	5,848,600	5,274,103

Southern Business:

Pinos Altos mine	668,492	667,123

Creston Mascota deposit at Pinos Altos	50,144	60,308

La India mine	427,957	428,005

Total Southern Business	1,146,593	1,155,436

Exploration	277,099	198,738

Corporate and other	593,309	479,674

Total assets	$7,865,601	$7,107,951

The following table sets out the carrying amount of goodwill by segment for the years ended December 31, 2016 and December 31, 2017:

	Meliadine Project	La India Mine	Canadian Malartic Joint Operation	Total

Cost	$200,064	$39,017	$657,792	$896,873

Accumulated impairment	(200,064)	–	–	(200,064)

Carrying amount	$–	$39,017	$657,792	$696,809

The following table sets out capital expenditures by segment:

	Capital Expenditures Year Ended December 31,

	2017	2016

Northern Business:

LaRonde mine	$89,749	$64,288

Goldex mine	57,050	78,388

Meadowbank mine	111,516	38,248

Canadian Malartic joint operation	86,549	60,434

Meliadine project	372,071	116,136

Kittila mine	87,789	75,904

Total Northern Business	804,724	433,398

Southern Business:

Pinos Altos mine	49,337	59,572

Creston Mascota deposit at Pinos Altos	8,108	9,287

La India mine	10,783	10,507

Total Southern Business	68,228	79,366

Corporate and other	1,201	3,286

Total capital expenditures	$874,153	$516,050

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,

	2017	2016

Canada	$1,542,191	$1,386,013

Mexico	451,652	499,873

Finland	248,761	252,346

Total revenues from mining operations	$2,242,604	$2,138,232

Note:

(i)    Presented based on the location of the mine from which the product originated.

The following table sets out non-current assets by geographic area:

	Non-current Assets as at

	December 31, 2017	December 31, 2016

Canada	$4,452,478	$3,970,435

Mexico	1,026,740	1,010,063

Finland	900,831	873,220

Sweden	13,812	13,812

United States	10,206	10,242

Total non-current assets	$6,404,067	$5,877,772